INCOME TAXES - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets:
Net operating loss	$ 27,241	$ 12,798
Stock based compensation	5,730
Other accruals	84	77
Fixed Assets and Intangibles	27	163
Capitalized Start-up Expenses	3,939
Credit carryforwards	3,781	1,426
Total deferred tax assets	40,802	14,464
Valuation Allowance	(39,359)	(13,425)	$ (7,278)
Total deferred tax assets after valuation allowance	1,443	1,039
Capitalized Software	(1,443)	(1,039)
Income tax provision	0	0
Federal
Deferred tax assets:
Net operating loss	97,200	45,800
Credit carryforwards	3,400	1,200
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration	93,200
State
Deferred tax assets:
Net operating loss	100,000	47,200
Credit carryforwards	$ 2,900	$ 1,500